Marketable debt securities - Other disclosures - Promissory notes (Details) $ in Millions, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)
Financial liabilities
Total financial liabilities	$ 1,604,462		$ 1,477,724
Marketable debt securities
Financial liabilities
Total financial liabilities	134,913		101,682
Promissory notes
Financial liabilities
Financial liabilities		$ 25,783	13,496
Accrued interest		205	47
Total financial liabilities	$ 25,988	25,988	13,543
Promissory notes May 31,2023
Financial liabilities
Financial liabilities		$ 4,266
Interest rate (as a percent)	10.91%	10.91%
Promissory notes March 31,2023
Financial liabilities
Financial liabilities		$ 129
Interest rate (as a percent)	8.37%	8.37%
Promissory notes February 22,2023
Financial liabilities
Financial liabilities		$ 1,860
Interest rate (as a percent)	7.44%	7.44%
Promissory notes February 23,2023
Financial liabilities
Financial liabilities		$ 465
Interest rate (as a percent)	7.44%	7.44%
Promissory notes January 20,2023
Financial liabilities
Financial liabilities		$ 281
Interest rate (as a percent)	7.40%	7.40%
Promissory notes January 13,2023 - One
Financial liabilities
Financial liabilities		$ 3,800
Interest rate (as a percent)	10.50%	10.50%
Promissory notes January 13,2023 - Two
Financial liabilities
Financial liabilities		$ 4,000
Interest rate (as a percent)	10.50%	10.50%
Promissory notes January 13,2023 - Three
Financial liabilities
Financial liabilities		$ 2,900
Interest rate (as a percent)	10.50%	10.50%
Promissory notes January 13,2023 - Four
Financial liabilities
Financial liabilities		$ 4,000
Interest rate (as a percent)	10.50%	10.50%
Promissory notes January 13,2023 - Five
Financial liabilities
Financial liabilities		$ 4,000
Interest rate (as a percent)	10.50%	10.50%
Promissory notes January 02,2023
Financial liabilities
Financial liabilities		$ 82
Interest rate (as a percent)	10.40%	10.40%
Promissory notes January 4, 2021
Financial liabilities
Financial liabilities			$ 76
Interest rate (as a percent)			5.40%
Promissory notes January 15, 2021 - One
Financial liabilities
Financial liabilities			$ 6,000
Interest rate (as a percent)			5.50%
Promissory notes January 15, 2021 - Two
Financial liabilities
Financial liabilities			$ 5,900
Interest rate (as a percent)			5.50%
Promissory notes January 15, 2021 - Three
Financial liabilities
Financial liabilities			$ 1,000
Interest rate (as a percent)			5.50%
Promissory notes March 16, 2021
Financial liabilities
Financial liabilities			$ 20
Interest rate (as a percent)			5.50%
Promissory notes January 13, 2021
Financial liabilities
Financial liabilities			$ 500
Interest rate (as a percent)			4.25%